DERIVATIVE FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Derivative financial instrument according to type of hedge [Abstract]
Unrealized gain on cash flow hedges, net of tax	$ 500
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives	5,155	$ 3,080
Liability Derivatives	2,326	1,292
Interest-Rate Cap Agreements [Member]
Derivative financial instrument according to type of hedge [Abstract]
Unrecognized premiums	$ 2,700	900
Maximum [Member]
Derivative financial instrument according to type of hedge [Abstract]
Term of cash flow hedge	4 years 9 months 18 days
Cash Flow Hedge Designation [Member]
Derivative financial instrument according to type of hedge [Abstract]
Notional Amount	$ 175,000	$ 60,000
Average Maturity	3 years 6 months	3 years 7 months 6 days
Fair Value	$ 2,525	$ 1,221
Cash Flow Hedge Designation [Member] | Interest-Rate Cap Agreements [Member]
Derivative financial instrument according to type of hedge [Abstract]
Notional Amount	$ 150,000	$ 45,000
Average Maturity	3 years 7 months 6 days	3 years 6 months
Fair Value	$ 2,245	$ 976
Designated as Hedging Instrument [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives	2,525	1,221
Liability Derivatives	0	0
No Hedge Designation [Member]
Derivative financial instrument according to type of hedge [Abstract]
Notional Amount	$ 285,148	$ 239,377
Average Maturity	3 years 8 months 12 days	4 years 1 month 6 days
Fair Value	$ 304	$ 567
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives	2,630	1,859
Liability Derivatives	2,326	1,292
No Hedge Designation [Member] | Rate-Lock Mortgage Loan Commitments [Member]
Derivative financial instrument according to type of hedge [Abstract]
Notional Amount	$ 32,473	$ 25,032
Average Maturity	1 month 6 days	1 month 6 days
Fair Value	$ 687	$ 530
No Hedge Designation [Member] | Mandatory Commitments to Sell Mortgage Loans [Member]
Derivative financial instrument according to type of hedge [Abstract]
Notional Amount	$ 57,583	$ 56,127
Average Maturity	1 month 6 days	1 month 6 days
Fair Value	$ (383)	$ 37
No Hedge Designation [Member] | Purchased Options [Member]
Derivative financial instrument according to type of hedge [Abstract]
Notional Amount	$ 3,095	$ 3,119
Average Maturity	2 years 6 months	3 years 6 months
Fair Value	$ 116	$ 322
No Hedge Designation [Member] | Written Options [Member]
Derivative financial instrument according to type of hedge [Abstract]
Notional Amount	$ 3,095	$ 3,119
Average Maturity	2 years 6 months	3 years 6 months
Fair Value	$ (116)	$ (322)
Fixed Income Interest Rate [Member] | Cash Flow Hedge Designation [Member] | Interest Rate Swap Member]
Derivative financial instrument according to type of hedge [Abstract]
Notional Amount	$ 25,000	$ 15,000
Average Maturity	2 years 7 months 6 days	3 years 8 months 12 days
Fair Value	$ 280	$ 245
Fixed Income Interest Rate [Member] | No Hedge Designation [Member] | Interest Rate Swap Member]
Derivative financial instrument according to type of hedge [Abstract]
Notional Amount	$ 94,451	$ 75,990
Average Maturity	5 years 6 months	6 years 2 months 12 days
Fair Value	$ 405	$ 292
Variable Income Interest Rate [Member] | No Hedge Designation [Member] | Interest Rate Swap Member]
Derivative financial instrument according to type of hedge [Abstract]
Notional Amount	$ 94,451	$ 75,990
Average Maturity	5 years 6 months	6 years 2 months 12 days
Fair Value	$ (405)	$ (292)
Other Assets [Member] | Designated as Hedging Instrument [Member] | Interest-Rate Cap Agreements [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives	2,245	976
Other Assets [Member] | No Hedge Designation [Member] | Rate-Lock Mortgage Loan Commitments [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives	687	530
Other Assets [Member] | No Hedge Designation [Member] | Mandatory Commitments to Sell Mortgage Loans [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives	0	37
Other Assets [Member] | No Hedge Designation [Member] | Purchased Options [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives	116	322
Other Assets [Member] | No Hedge Designation [Member] | Written Options [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives	0	0
Other Assets [Member] | Fixed Income Interest Rate [Member] | Designated as Hedging Instrument [Member] | Interest Rate Swap Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives	280	245
Other Assets [Member] | Fixed Income Interest Rate [Member] | No Hedge Designation [Member] | Interest Rate Swap Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives	1,116	631
Other Assets [Member] | Variable Income Interest Rate [Member] | No Hedge Designation [Member] | Interest Rate Swap Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives	711	339
Other Liabilities [Member] | Designated as Hedging Instrument [Member] | Interest Rate Swap Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives	0	0
Other Liabilities [Member] | Designated as Hedging Instrument [Member] | Interest-Rate Cap Agreements [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives	0	0
Other Liabilities [Member] | No Hedge Designation [Member] | Rate-Lock Mortgage Loan Commitments [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives	0	0
Other Liabilities [Member] | No Hedge Designation [Member] | Mandatory Commitments to Sell Mortgage Loans [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives	383	0
Other Liabilities [Member] | No Hedge Designation [Member] | Purchased Options [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives	0	0
Other Liabilities [Member] | No Hedge Designation [Member] | Written Options [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives	116	322
Other Liabilities [Member] | Fixed Income Interest Rate [Member] | No Hedge Designation [Member] | Interest Rate Swap Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives	711	339
Other Liabilities [Member] | Variable Income Interest Rate [Member] | No Hedge Designation [Member] | Interest Rate Swap Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives	$ 1,116	$ 631